Schedule of Estimated Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Year 1	$ 423,098	$ 104,130
Year 2	564,130	104,130
Year 3	564,130	104,130
Year 4	564,130	104,130
Thereafter year 4	598,747	598,747
Year 5	564,130
Thereafter year 5	2,856,284
Total	$ 5,535,902	$ 1,015,267